POST RETIREMENT BENEFIT PLAN - Obligations and Funded Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Benefit obligation at beginning of year	$ 4,572	$ 1,825
Service cost	91	24
Interest cost	351	139
Plan participants' contributions	105	107
Actuarial (gain) loss	2,616	2,950
Benefits paid	(314)	(473)
Benefit obligation at end of year	7,421	4,572
Change in plan assets
Fair value of plans assets at beginning of year
Employer contribution	209	365
Plan participants' contributions	105	107
Benefits paid	(314)	(473)
Fair value of plan assets at end of year
Funded status	(7,421)	(4,572)
Unrecognized net actuarial (gain) loss	2,920	305
Accrued benefit cost recorded in accrued liabilities	$ (4,501)	$ (4,267)